CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
CONCENTRATIONS
CONCENTRATIONS

NOTE 16: CONCENTRATIONS

During the year ended December 31, 2013, the Company had two customers that each comprised approximately 70% and 10% of total revenues, respectively.  During the year ended December 31, 2012 one of these customers comprised approximately 58% of total revenues.